Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information
The following tables present our segment information for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
	Air		Packages, Hotels and Other travel products		Financial Services		Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$262,534		$493,950		$17,577		$—	$—	$774,061
Inter segment revenues	$—		$—		$33,550		$(33,550)	$—	$—
Total revenues	$262,534		$493,950		$51,127		$(33,550)	$—	$774,061
Less:
External cost of revenue (1)	(66,996)		(112,130)		(27,176)		—	—	(206,302)
Intersegment cost of revenues	(14,539)		(19,011)		—		33,550	—	—
Payroll expense	(44,986)		(88,567)		(15,443)		—	—	(148,996)
Non payroll expense	(30,441)		(63,573)		(4,243)		—	—	(98,257)
Marketing expense	(64,011)		(80,350)		(108)		—	—	(144,469)
Other segment item (2)	—		(842)		—		—	—	(842)
Adjusted positive EBITDA	$41,561	#REF!	$129,477	#REF!	$4,157	#REF!	$—	$—	$175,195
Depreciation and amortization	(10,511)		(14,632)		(3,430)		—	(10,222)	(38,795)
Stock-based compensation expense	—		—		—		—	(9,901)	(9,901)
Restructuring, reorganization and other exit activities charges	—		(613)		—		—	(2,757)	(3,370)
Operating income (loss)	$31,050		$114,232		$727		$—	$(22,880)	$123,129
Financial results, net									(89,072)
Income before income tax									$34,057
Income tax expense									(6,152)
Net income for the year									$27,905
Net income attributable to Despegar.com, Corp.									$27,905
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment

	Year ended December 31, 2023
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$257,649	$437,010	$11,381	$—	$—	$706,040
Inter segment revenues	$—	$—	$29,531	$(29,531)	$—	$—
Total revenues	$257,649	$437,010	$40,912	$(29,531)	$—	$706,040
Less:
External cost of revenue (1)	(81,450)	(119,601)	(25,517)	—	—	(226,568)
Intersegment cost of revenues	(14,311)	(15,220)	—	29,531	—	—
Payroll Expense	(53,320)	(92,419)	(14,167)	—	—	(159,906)
Non payroll expense	(31,032)	(38,047)	(1,992)	—	—	(71,071)
Marketing expense	(64,364)	(67,491)	(33)	—	—	(131,888)
Other segment item (2)	—	(1,060)	—	—	—	(1,060)
Adjusted positive / (negative) EBITDA	13,172	103,172	(797)	—	—	115,547
Depreciation and amortization	(9,526)	(11,673)	(1,202)	—	(14,109)	(36,510)
Stock-based compensation expense	—	—	—	—	(3,454)	(3,454)
Acquisition transaction costs	—	—	—	—	—	—
Restructuring, reorganization and other exit activities charges	—	(4,546)	—	—	(6,798)	(11,344)
Operating income (loss)	$3,646	$86,953	$(1,999)	$—	$(24,361)	$64,239
Financial results, net						(36,633)
Income before income tax						$27,606
Income tax expense						(3,116)
Net income for the year						$24,490
Net income attributable to Despegar.com, Corp.						$24,490
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment

	Year ended December 31, 2022
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$215,782	$317,748	$4,442	$—	$—	$537,972
Inter segment revenues	$—	$—	$7,805	$(7,805)	$—	$—
Total revenues	$215,782	$317,748	$12,247	$(7,805)	$—	$537,972
Less:
External cost of revenue (1)	(67,805)	(94,927)	(18,768)	—	—	(181,500)
Intersegment cost of revenues	(4,416)	(3,389)	—	7,805	—	—
Payroll Expense	(44,074)	(79,759)	(6,307)	—	—	(130,140)
Non payroll expense	(30,082)	(45,844)	(5,347)	—	—	(81,273)
Marketing expense	(51,452)	(51,408)	(103)	—	—	(102,963)
Other segment item (2)	—	(164)	—	—	—	(164)
Adjusted positive / (negative) EBITDA	17,953	42,257	(18,278)	—	—	41,932
Depreciation and amortization	(10,339)	(12,516)	(71)	—	(13,077)	(36,003)
Stock-based compensation expense	—	—	—	—	(7,292)	(7,292)
Impairment charges	—	—	—	—	—	—
Acquisition transaction costs	(390)	—	—	—	—	(390)
Restructuring, reorganization and other exit activities charges	—	—	—	—	—	—
Operating income/(loss)	$7,224	$29,741	$(18,349)	$—	$(20,369)	$(1,753)
Financial results, net						(45,459)
Loss before income tax						$(47,212)
Income tax benefit						(21,309)
Net loss for the year						$(68,521)
Net loss attributable to Despegar.com, Corp.						$(68,521)
(1) Excluding of depreciation, amortization, restructuring, reorganization and other exit activities charges
(2) Other segment item include equity investment

Summary of Revenues by Segment and Business Model
The following table presents our consolidated revenues from third parties by business model, revenue type and country for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Business Model:
Prepay model	$658,128	$619,658	$457,335
PAD model	10,260	12,709	11,364
Interest revenue	14,870	9,272	4,114
Others (1)	90,803	64,401	65,159
Total Revenue	$774,061	$706,040	$537,972
Revenue Type:
Commissions and service fees	$652,750	$607,251	$455,790
Incentive fees	39,832	42,998	39,859
Advertising	26,200	20,594	16,166
Destination services	15,638	25,116	14,071
Interest revenue	14,870	9,272	4,114
Financial services (2)	2,707	2,109	328
Others (3)	22,064	(1,300)	7,644
Total Revenue	$774,061	$706,040	$537,972
Country:
Argentina	$115,294	$118,239	$75,136
Brazil	270,828	230,306	144,423
Uruguay	152,577	116,364	98,249
Mexico	127,417	129,680	116,273
Other countries (4)	107,945	111,451	103,891
Total Revenue	$774,061	$706,040	$537,972
(1)Others includes incentive fees, advertising, breakage, loyalty revenue and financial services
(2)Financial services include Financial Intermediation Processing fee, fraud prevention services and others.
(3)As of December 31, 2024, Other includes principally revenue from breakage ($32,625, $11,620 and $8,668 December 31, 2024, 2023 and 2022, respectively) net of the effect of loyalty programs.(See Note 3)
(4)Other countries include Chile, Perú, Colombia, Ecuador and others.

Schedule of Allocation of Long-lived Assets Based on Geography
The following table presents our assets by country:

	As of December 31, 2024	As of December 31, 2023
Goodwill:
Argentina	$1,200	$1,200
Brazil	21,649	27,543
Mexico	79,452	97,743
Uruguay	16,839	16,839
Other countries (1)	6,692	7,427
Total goodwill	$125,832	$150,752
Property and equipment, net:
Argentina	$4,959	$4,923
Brazil	2,581	2,759
Mexico	762	1,282
Uruguay	876	935
United States	1,686	1,410
Other countries (2)	3,326	5,091
Total property and equipment, net	$14,190	$16,400

Asset information by segment:
Financial Services:
Loans receivable	$32,293	$36,709
Allowance for credit losses	(15,352)	(13,583)
Total loans receivable, net	$16,941	$23,126
(1)Other countries include Chile, Peru and Colombia.
(2)Other countries include Chile, Peru, Colombia and Ecuador.